Document and Entity Information	Jan. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 15, 2025
Entity Registrant Name	Techpoint, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-55843
Entity Tax Identification Number	80-0806545
Entity Address Address Line 1	2550 N. First Street
Entity Address Address Line 2	#550
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95131
City Area Code	408
Local Phone Number	324-0588
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001556898
Amendment Flag	false